Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 16,050,000	$ 26,519,000
Short term investments	204,510,000	285,855,000
Client funds on deposit	17,055,000	23,639,000
Accounts receivable	127,363,000	125,405,000
Project advances	17,614,000	5,693,000
Recoverable taxes	4,014,000	5,672,000
Other current assets	11,781,000	6,853,000
Derivative financial instruments	3,206,000	0
Current assets	401,593,000	479,636,000
Non-current assets
Accounts receivable	14,900,000	6,254,000
Project advances	1,972,000	947,000
Deferred tax assets	15,472,000	1,749,000
Other non-current assets	3,798,000	1,948,000
Long-term investments	57,735,000	35,257,000
Derivative financial instruments	0	6,322,000
Investments in associates	911,000	7,977,000
Property and equipment	28,185,000	24,627,000
Intangible assets	487,012,000	411,521,000
Non-current assets	609,985,000	496,602,000
Total assets	1,011,578,000	976,238,000
Current liabilities
Client funds payable	17,055,000	23,639,000
Consideration payable on acquisition	59,087,000	33,187,000
Personnel and related taxes payable	28,772,000	27,076,000
Taxes payable	3,902,000	878,000
Carried interest allocation	9,352,000	10,370,000
Derivative financial instruments	321,000	1,053,000
Commitment subject to possible redemption	187,356,000	234,145,000
Gross obligation under put option	81,588,000	0
Other current liabilities	10,065,000	7,652,000
Current liabilities	397,498,000	338,000,000
Non-current liabilities
Personnel liabilities	2,946,000	1,724,000
Consideration payable on acquisition	42,853,000	33,414,000
Carried interest allocation	22,577,000	2,080,000
Gross obligation under put option	11,338,000	73,428,000
Other non-current liabilities	13,024,000	14,134,000
Non-current liabilities	92,738,000	124,780,000
Total liabilities	490,236,000	462,780,000
Equity
Capital	15,000	15,000
Additional paid-in capital	500,694,000	485,180,000
Capital reserves	2,960,000	1,495,000
Retained earnings	50,831,000	77,576,000
Cumulative translation adjustment	(12,011,000)	(11,478,000)
Equity attributable to the owners of the Company	542,489,000	552,788,000
Non-controlling interests	(21,147,000)	(39,330,000)
Equity	521,342,000	513,458,000
Total liabilities and equity	$ 1,011,578,000	$ 976,238,000